Eaton Vance
Atlanta Capital Focused Growth Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value
Capital Markets — 7.1%
Intercontinental Exchange, Inc.	101,714	$ 18,661,468
S&P Global, Inc.	86,780	45,758,226
		$ 64,419,694
Chemicals — 7.8%
Ecolab, Inc.	140,779	$ 37,931,494
Linde PLC	69,843	32,768,938
		$ 70,700,432
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp.	146,698	$ 16,779,317
		$ 16,779,317
Electronic Equipment, Instruments & Components — 4.8%
Amphenol Corp., Class A	444,646	$ 43,908,792
		$ 43,908,792
Financial Services — 16.7%
Mastercard, Inc., Class A	96,615	$ 54,291,833
PayPal Holdings, Inc.(1)	196,325	14,590,874
Visa, Inc., Class A	233,296	82,831,745
		$151,714,452
Insurance — 2.4%
Marsh & McLennan Cos., Inc.	101,714	$ 22,238,749
		$ 22,238,749
Interactive Media & Services — 7.1%
Alphabet, Inc., Class C	364,786	$ 64,709,389
		$ 64,709,389
IT Services — 6.6%
Gartner, Inc.(1)	66,110	$ 26,722,984
VeriSign, Inc.	115,828	33,451,127
		$ 60,174,111
Life Sciences Tools & Services — 11.1%
Danaher Corp.	257,973	$ 50,959,987
Thermo Fisher Scientific, Inc.	123,568	50,101,881
		$101,061,868
Security	Shares	Value
Machinery — 2.9%
Xylem, Inc.	204,248	$ 26,421,521
		$ 26,421,521
Pharmaceuticals — 4.1%
Zoetis, Inc.	240,490	$ 37,504,416
		$ 37,504,416
Professional Services — 5.2%
Equifax, Inc.	37,244	$ 9,659,976
Verisk Analytics, Inc.	119,835	37,328,603
		$ 46,988,579
Software — 13.1%
Adobe, Inc.(1)	29,777	$ 11,520,126
Intuit, Inc.	55,479	43,696,925
Microsoft Corp.	129,487	64,408,128
		$119,625,179
Specialized REITs — 3.7%
American Tower Corp.	151,615	$ 33,509,947
		$ 33,509,947
Specialty Retail — 3.5%
TJX Cos., Inc.	257,882	$ 31,845,848
		$ 31,845,848
Total Common Stocks (identified cost $520,123,365)		$891,602,294

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	19,427,844	$ 19,427,844
Total Short-Term Investments (identified cost $19,427,844)		$ 19,427,844
Total Investments — 100.1% (identified cost $539,551,209)		$911,030,138
Other Assets, Less Liabilities — (0.1)%		$ (667,036)
Net Assets — 100.0%		$910,363,102

Eaton Vance
Atlanta Capital Focused Growth Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $19,427,844, which represents 2.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$41,292,074	$242,670,099	$(264,534,329)	$ —	$ —	$19,427,844	$725,056	19,427,844
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$891,602,294*	$ —	$ —	$891,602,294
Short-Term Investments	19,427,844	—	—	19,427,844
Total Investments	$911,030,138	$ —	$ —	$911,030,138
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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